Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial risk management

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Note Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
			S$	S$	S$

December 31, 2025
Trade receivables	Note 1	Lifetime ECL	184,206	(8,392)	175,814
Other receivables (exclude prepayments)		12-month ECL	5,533	-	5,533

Contract assets	Note 1	12-month ECL	2,286	-	2,286
				(8,392)
December 31, 2024
Trade receivables	Note 1	Lifetime ECL	43,449	(4,357)	39,092
Other receivables (exclude prepayments and GST receivables)		12-month ECL	39,247	-	39,247

Contract assets	Note 1	12-month ECL	10,642	-	10,642
				(4,357)

Schedule of credit risk

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2025
Current (not past due)	0%	145,483	-
1-30 days past due	0%	12,384	-
31-60 days past due	0%	3,052	-
61-90 days past due	36%	23,287	8,392

		184,206	8,392

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2024
Current (not past due)	0%	8,277	-
1-30 days past due	0%	15,834	-
31-60 days past due	0%	824	-
More than 90 days past due	63%	18,514	4,357

		43,449	4,357

Schedule of loss allowance
Schedule of revenue from customers

Revenue from customers contributing over 10% of the total revenue of the Group is as follows:

	2025	2024	2023
	S$	S$	S$

Customer A	-	-	943,683
Customer B	-	238,000	500,000
Customer C	165,423	-	-
Customer D	-	-	500,000
Customer E	*	813,551	*
Customer F	-	407,171	-
Customer G	102,000	-	-
Customer H	95,342	-	-
Customer I	85,064	-	-

	447,829	1,458,722	1,943,683

*	This customer does not contribute more than 10% of the Group’s total revenue during the year.

Schedule of liquidity risk

	On demand
	or less than	1 to 5		Carrying
	one year	years	Total	amount
	S$	S$	S$	S$
December 31, 2025
Trade and other payables (exclude GST payables)	472,230	-	472,230	472,230
Lease liabilities	22,699	24,059	46,758	43,159

	494,929	24,059	518,988	515,389

	On demand
	or less than	1 to 5		Carrying
	one year	years	Total	amount
	S$	S$	S$	S$
December 31, 2024
Trade and other payables	626,008	-	626,008	626,008
Loan from a shareholder	346,746	-	346,746	337,566
Lease liabilities	6,543	-	6,543	6,500

	979,297	-	979,297	970,074

Schedule of foreign currency risk

The Group’s currency exposures to the USD at the reporting date were as follows:

USD
S$
December 31, 2025
Trade and other receivables	40,086
Cash and cash equivalents	8,396,552
Trade and other payables	(134,275)

Overall net exposure	8,302,363

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

21.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(iii)	Market risk (continued)

(ii)	Foreign currency risk (continued)

USD
S$
December 31, 2024
Trade and other receivables	32,002
Cash and cash equivalents	24,312
Trade and other payables	(53,266)

Overall net exposure	3,048

Schedule of foreign currency
	Profit or loss (before tax)
	2025	2024
	S$	S$

United States Dollar	(332,059)	(121)